Average Annual Total Returns - FidelityWomensLeadershipFund-AMCIZPRO - FidelityWomensLeadershipFund-AMCIZPRO - Fidelity Women's Leadership Fund	Jun. 29, 2024
Fidelity Advisor Women's Leadership Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	21.39%
Since Inception	10.66%	[1]
Fidelity Advisor Women's Leadership Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	21.17%
Since Inception	10.51%	[2]
Fidelity Advisor Women's Leadership Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	16.32%
Since Inception	9.08%	[3]
Fidelity Advisor Women's Leadership Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	13.87%
Since Inception	8.81%	[4]
Fidelity Advisor Women's Leadership Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	13.76%
Since Inception	8.59%	[4]
Fidelity Advisor Women's Leadership Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	8.29%
Since Inception	6.92%	[4]
Fidelity Advisor Women's Leadership Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	18.97%
Since Inception	9.38%	[5]
RS003
Average Annual Return:
Past 1 year	25.96%
Since Inception	12.33%
IXYIK
Average Annual Return:
Past 1 year	18.79%
Since Inception	8.98%

[1]	E From May 1, 2019 .
[2]	D From May 1, 2019 .
[3]	B From May 1, 2019 .
[4]	A From May 1, 2019 .
[5]	C From May 1, 2019 .